Employee Benefit Plans - Accumulated and Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Prior service costs	$ 0	$ 0
Net accumulated actuarial net loss	3,710	(2,311)
Accumulated other comprehensive loss	3,710	(2,311)
Net periodic benefit cost in excess of cumulative employer contributions	(4,955)	(4,562)
Net liability at end of year	(1,245)	(6,873)
Net actuarial gain (loss) arising during period	5,653	2,200
Prior service cost amortization	0	50
Amortization of net actuarial loss	367	164
Total recognized in other comprehensive income (loss)	6,020	2,414
Total recognized in net periodic pension cost and other comprehensive (loss) income	$ (4,628)	$ (947)